Share capital and share premium - Summary of Share Capital Issued (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 30, 2019 shares	Jul. 02, 2019 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jan. 01, 2020 CNY (¥) shares	Jan. 01, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 01, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Apr. 09, 2018 shares	Dec. 31, 2017 CNY (¥)
Disclosure of classes of share capital [line items]
Issuance of ordinary shares | ¥			¥ 1,657,793		¥ 18
Conversion of preferred shares into ordinary shares | ¥			4,999,811
Ending balance			1,692,545		(1,778,331)		$ 259,393					¥ (1,064,046)		¥ (622,186)
Nominal value of ordinary shares
Disclosure of classes of share capital [line items]
Issuance of ordinary shares			11	$ 2	18	$ 3
Repurchase of ordinary shares | ¥					(1)
Conversion of preferred shares into ordinary shares			31	$ 4
Ending balance			59		¥ 17		$ 9	¥ 17	$ 3	$ 3
Share premium
Disclosure of classes of share capital [line items]
Issuance of ordinary shares | ¥			1,657,782
Conversion of preferred shares into ordinary shares | ¥			4,999,780
Ending balance | ¥			¥ 6,657,562
Ordinary shares
Disclosure of classes of share capital [line items]
Share repurchase					(2)	(2)
Share sub-division					4	4
Issuance of ordinary shares		149,749,995	80,000,000	80,000,000	149,749,995	149,749,995
Repurchase of ordinary shares	8,272,000				(8,272,000)	(8,272,000)
Conversion of preferred shares into ordinary shares			220,332,100	220,332,100
Conversion of preferred shares into ordinary shares | $				$ 4
Ending balance		5	441,810,100		141,478,000		441,810,100	141,478,000	141,478,000	141,478,000	3	3	3
Incorporation | Ordinary shares
Disclosure of classes of share capital [line items]
Ending balance												3